SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Weighted Average Number of Ordinary and Ordinary Equivalent Shares Used in Calculation of Basic and Diluted Net Income (Detail) - shares	9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015
Earnings Per Share [Abstract]
Weighted average number of ordinary shares outstanding used in the calculation of basic net income attributable to Melco Crown Entertainment Limited per share	1,534,527,893	1,617,033,893
Incremental weighted average number of ordinary shares from assumed vesting of restricted shares and exercise of share options using the treasury stock method	8,113,350	10,216,018
Weighted average number of ordinary shares outstanding used in the calculation of diluted net income attributable to Melco Crown Entertainment Limited per share	1,542,641,243	1,627,249,911